Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000115425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A1 Shares
Trading Symbol	SIRZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$191	1.90%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$9,424	$10,000
Sep-2016	$9,946	$10,693
Sep-2017	$10,287	$11,073
Sep-2018	$10,339	$11,235
Sep-2019	$10,592	$12,104
Sep-2020	$10,832	$12,993
Sep-2021	$11,405	$13,695
Sep-2022	$10,426	$11,537
Sep-2023	$10,387	$12,062
Sep-2024	$11,703	$13,864
Sep-2025	$11,787	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	0.72%	1.70%	2.26%
With Load	-3.08%	0.51%	1.66%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000056130
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class A Shares
Trading Symbol	SIRAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$176	1.75%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$9,427	$10,000
Sep-2016	$9,966	$10,693
Sep-2017	$10,321	$11,073
Sep-2018	$10,388	$11,235
Sep-2019	$10,657	$12,104
Sep-2020	$10,913	$12,993
Sep-2021	$11,509	$13,695
Sep-2022	$10,536	$11,537
Sep-2023	$10,513	$12,062
Sep-2024	$11,868	$13,864
Sep-2025	$11,969	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund
Without Load	0.86%	1.86%	2.42%
With Load	-2.94%	0.66%	1.81%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000084926
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class C Shares
Trading Symbol	SIRCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$250	2.50%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,493	$10,693
Sep-2017	$10,787	$11,073
Sep-2018	$10,775	$11,235
Sep-2019	$10,973	$12,104
Sep-2020	$11,155	$12,993
Sep-2021	$11,672	$13,695
Sep-2022	$10,605	$11,537
Sep-2023	$10,505	$12,062
Sep-2024	$11,769	$13,864
Sep-2025	$11,778	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.08%	1.09%	1.65%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000056131
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Investor Shares
Trading Symbol	SIRIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.75%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,571	$10,693
Sep-2017	$10,954	$11,073
Sep-2018	$11,020	$11,235
Sep-2019	$11,309	$12,104
Sep-2020	$11,572	$12,993
Sep-2021	$12,205	$13,695
Sep-2022	$11,177	$11,537
Sep-2023	$11,151	$12,062
Sep-2024	$12,583	$13,864
Sep-2025	$12,695	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.89%	1.87%	2.42%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000056132
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Instl Class
Trading Symbol	SIRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,599	$10,693
Sep-2017	$11,004	$11,073
Sep-2018	$11,099	$11,235
Sep-2019	$11,417	$12,104
Sep-2020	$11,724	$12,993
Sep-2021	$12,391	$13,695
Sep-2022	$11,371	$11,537
Sep-2023	$11,375	$12,062
Sep-2024	$12,870	$13,864
Sep-2025	$13,015	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	1.13%	2.11%	2.67%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000115426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical All Asset Fund
Class Name	Class I1 Shares
Trading Symbol	SIRJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-all-asset-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I1 Shares	$191	1.90%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Ocean Park Tactical All Asset Fund	Morningstar Conservative Target Risk Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,552	$10,693
Sep-2017	$10,918	$11,073
Sep-2018	$10,967	$11,235
Sep-2019	$11,236	$12,104
Sep-2020	$11,496	$12,993
Sep-2021	$12,098	$13,695
Sep-2022	$11,059	$11,537
Sep-2023	$11,017	$12,062
Sep-2024	$12,416	$13,864
Sep-2025	$12,502	$14,617

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical All Asset Fund	0.70%	1.69%	2.26%
Morningstar Conservative Target Risk Index	5.43%	2.38%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 424,319,265
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 6,436,985
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$424,319,265 Number of Portfolio Holdings71 Advisory Fee $6,436,985 Portfolio Turnover164%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.3%
Money Market Funds	9.0%
Open End Funds	38.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.7%
Alternative	2.5%
Money Market Funds	9.9%
Equity	40.5%
Fixed Income	56.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	17.1%
SPDR Portfolio S&P 500 ETF	14.2%
First American Government Obligations Fund, Class X	9.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6.8%
Thornburg Strategic Income Fund, Class I	4.5%
Vanguard Total Bond Market ETF	3.6%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.6%
Vanguard Growth ETF	3.3%
Voya Securitized Credit Fund, Class I	3.2%
iShares MSCI International Momentum Factor ETF	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000214244
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class A Shares
Trading Symbol	STBKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$146	1.47%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund
Without Load	-1.15%	4.40%
With Load	-4.85%	3.38%
ICE BofA US High Yield Index	7.31%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,812,574,115
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 20,584,537
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,812,574,115 Number of Portfolio Holdings35 Advisory Fee $20,584,537 Portfolio Turnover190%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000214245
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Class C Shares
Trading Symbol	STBDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$220	2.22%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-1.89%	1.73%	3.67%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,812,574,115
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 20,584,537
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,812,574,115 Number of Portfolio Holdings35 Advisory Fee $20,584,537 Portfolio Turnover190%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000214243
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Instl Class
Trading Symbol	STBJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$121	1.22%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-0.87%	2.75%	4.66%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,812,574,115
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 20,584,537
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,812,574,115 Number of Portfolio Holdings35 Advisory Fee $20,584,537 Portfolio Turnover190%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000214242
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Bond Fund
Class Name	Investor Class
Trading Symbol	STBNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.62%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 1, 2019)
Ocean Park Tactical Bond Fund	-1.30%	2.34%	4.25%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	0.73%
Bloomberg U.S. Corporate High Yield Index	7.41%	5.55%	5.17%
ICE BofA US High Yield Index	7.31%	5.59%	5.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,812,574,115
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 20,584,537
InvestmentCompanyPortfolioTurnover	190.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,812,574,115 Number of Portfolio Holdings35 Advisory Fee $20,584,537 Portfolio Turnover190%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	54.2%
Money Market Funds	9.5%
Open End Funds	36.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.1%
Money Market Funds	10.4%
Fixed Income	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BlackRock High Yield Portfolio Fund, Institutional Class	25.6%
iShares Broad USD High Yield Corporate Bond ETF	15.9%
iShares iBoxx $ High Yield Corporate Bond ETF	12.5%
SPDR Bloomberg High Yield Bond ETF	11.3%
First American Government Obligations Fund, Class X	10.4%
Osterweis Strategic Income Fund, Class I	7.6%
SPDR Portfolio High Yield Bond ETF	4.9%
iShares 0-5 Year High Yield Corporate Bond ETF	3.0%
SPDR Bloomberg Short Term High Yield Bond ETF	2.7%
PGIM High Yield Fund, Class Z	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000245140
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Instl Class
Trading Symbol	STEJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	2.96%	10.40%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	17.21%	24.48%
Morningstar Global Markets ex US NR USD	15.94%	20.29%
Morningstar US Market TR USD	17.51%	26.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,825,174
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,825,174 Number of Portfolio Holdings22 Advisory Fee (net of waivers)$0 Portfolio Turnover236%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.7%
Money Market Funds	2.5%
Open End Funds	4.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Money Market Funds	2.6%
Equity	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	36.9%
Vanguard Growth ETF	9.9%
Vanguard Mid-Cap Growth ETF	7.1%
Avantis International Small Cap Value ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.9%
Dimensional International Small Cap Value ETF	4.8%
Avantis U.S. Small Cap Value ETF	4.3%
Dimensional International Value ETF	3.7%
iShares U.S. Aerospace & Defense ETF	3.6%
First American Government Obligations Fund, Class X	2.6%

C000245137
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Growth Fund
Class Name	Investor Class
Trading Symbol	STENX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-growth-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$141	1.39%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 29, 2023)
Ocean Park Tactical Core Growth Fund	2.54%	9.96%
70% - Moringstar US Market TR USD/ 30% - Moringstar Global Markets ex US NR USD Blended Index	17.21%	24.48%
Morningstar Global Markets ex US NR USD	15.94%	20.29%
Morningstar US Market TR USD	17.51%	26.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 11,825,174
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$11,825,174 Number of Portfolio Holdings22 Advisory Fee (net of waivers)$0 Portfolio Turnover236%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	92.7%
Money Market Funds	2.5%
Open End Funds	4.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.9%
Money Market Funds	2.6%
Equity	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	36.9%
Vanguard Growth ETF	9.9%
Vanguard Mid-Cap Growth ETF	7.1%
Avantis International Small Cap Value ETF	5.0%
Vanguard FTSE Emerging Markets ETF	4.9%
Dimensional International Small Cap Value ETF	4.8%
Avantis U.S. Small Cap Value ETF	4.3%
Dimensional International Value ETF	3.7%
iShares U.S. Aerospace & Defense ETF	3.6%
First American Government Obligations Fund, Class X	2.6%

C000108313
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class A Shares
Trading Symbol	SSIZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund
Without Load	1.00%	1.56%	2.64%
With Load	-2.79%	0.36%	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,259,908,249
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 10,641,198
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,259,908,249 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$10,641,198 Portfolio Turnover184%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000108314
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Class C Shares
Trading Symbol	SSICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.94%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	0.36%	0.94%	2.03%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,259,908,249
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 10,641,198
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,259,908,249 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$10,641,198 Portfolio Turnover184%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000108315
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Investor Class
Trading Symbol	SSIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	1.00%	1.55%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,259,908,249
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 10,641,198
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,259,908,249 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$10,641,198 Portfolio Turnover184%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000108316
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Core Income Fund
Class Name	Instl Class
Trading Symbol	SSIRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-core-income-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Shares	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Ocean Park Tactical Core Income Fund	1.42%	1.97%	3.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,259,908,249
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 10,641,198
InvestmentCompanyPortfolioTurnover	184.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,259,908,249 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$10,641,198 Portfolio Turnover184%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.0%
Money Market Funds	9.3%
Open End Funds	41.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	2.3%
Money Market Funds	10.2%
Fixed Income	97.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	16.3%
First American Government Obligations Fund, Class X	10.2%
Vanguard Total Bond Market ETF	8.1%
Invesco Senior Loan ETF	7.4%
JPMorgan Income Fund, Class I	5.7%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.4%
SPDR Bloomberg Convertible Securities ETF	3.9%
Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	3.5%
FPA New Income Fund, Institutional Class	3.4%
PIMCO Multi Sector Bond Active ETF	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000207097
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class A Shares
Trading Symbol	STMKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund
Without Load	-3.85%	1.41%	2.16%
With Load	-7.47%	0.22%	1.26%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,353,780
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,736,828
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,353,780 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$1,736,828 Portfolio Turnover200%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000214793
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Class C Shares
Trading Symbol	STMHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.99%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 10, 2019)
Ocean Park Tactical Municipal Fund	-4.57%	0.65%	0.43%
Bloomberg Municipal Bond Index	1.39%	0.86%	1.32%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,353,780
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,736,828
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,353,780 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$1,736,828 Portfolio Turnover200%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000207099
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Investor Class
Trading Symbol	STMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$135	1.38%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.98%	1.26%	1.97%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,353,780
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,736,828
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,353,780 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$1,736,828 Portfolio Turnover200%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000207098
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Instl Class
Trading Symbol	STMEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$104	1.06%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.70%	1.60%	2.34%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,353,780
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,736,828
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,353,780 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$1,736,828 Portfolio Turnover200%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000207096
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Municipal Fund
Class Name	Special Shares
Trading Symbol	STMYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-municipal-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Special Shares	$91	0.93%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 27, 2018)
Ocean Park Tactical Municipal Fund	-3.54%	1.72%	2.46%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 27, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 178,353,780
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,736,828
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$178,353,780 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$1,736,828 Portfolio Turnover200%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.1%
Money Market Funds	1.4%
Open End Funds	88.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Money Market Funds	1.4%
Fixed Income	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Allspring Municipal Bond Fund, Institutional Class	21.4%
Nuveen High Yield Municipal Bond Fund, Class I	16.7%
PIMCO High Yield Municipal Bond Fund, Institutional Class	12.6%
Nuveen Short Duration High Yield Municipal Bond, Class I	11.9%
PIMCO Municipal Bond Fund, Institutional Class	6.5%
Nuveen All-American Municipal Bond Fund, Class I	6.3%
Russell Tax Exempt High Yield Bond Fund, Class S	6.3%
Thornburg Limited Term Municipal Fund, Institutional Class	4.7%
First Trust Municipal High Income ETF	3.1%
American High-Income Municipal Bond Fund, Class I	3.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227417
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Instl Class
Trading Symbol	SRTJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	3.01%	5.82%
Morningstar Conservative Target Risk Index	5.43%	8.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,769,286
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,230,890
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,769,286 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$1,230,890 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.2%
Money Market Funds	9.4%
Open End Funds	38.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Alternative	0.8%
Money Market Funds	10.3%
Equity	28.6%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.8%
SPDR Portfolio S&P 500 ETF	11.2%
First American Government Obligations Fund, Class X	10.3%
Invesco Senior Loan ETF	6.8%
Vanguard Total Bond Market ETF	6.0%
Thornburg Strategic Income Fund, Class I	5.6%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.5%
JPMorgan Mortgage-Backed Securities ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.4%
JPMorgan Income Fund, Class I	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227418
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 30 Fund
Class Name	Investor Class
Trading Symbol	SRTNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-30-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

What were the Fund’s costs for the last year?

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.71%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (September 30, 2022)
Ocean Park Tactical Risk Spectrum 30 Fund	1.36%	5.23%
Morningstar Conservative Target Risk Index	5.43%	8.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 169,769,286
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,230,890
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$169,769,286 Number of Portfolio Holdings65 Advisory Fee (net of waivers)$1,230,890 Portfolio Turnover181%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	52.2%
Money Market Funds	9.4%
Open End Funds	38.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-9.8%
Alternative	0.8%
Money Market Funds	10.3%
Equity	28.6%
Fixed Income	70.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Income Fund, Institutional Class	12.8%
SPDR Portfolio S&P 500 ETF	11.2%
First American Government Obligations Fund, Class X	10.3%
Invesco Senior Loan ETF	6.8%
Vanguard Total Bond Market ETF	6.0%
Thornburg Strategic Income Fund, Class I	5.6%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	4.5%
JPMorgan Mortgage-Backed Securities ETF	3.7%
PIMCO International Bond Fund Unhedged, Institutional Class	3.4%
JPMorgan Income Fund, Class I	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227423
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class A Shares
Trading Symbol	SRFQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$158	1.56%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund
Without Load	2.07%	1.60%
With Load	-1.76%	0.22%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 295,926,569
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,448,205
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,926,569 Number of Portfolio Holdings66 Advisory Fee $3,448,205 Portfolio Turnover168%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227422
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Class C Shares
Trading Symbol	SRFKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$231	2.29%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	1.34%	0.86%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 295,926,569
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,448,205
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,926,569 Number of Portfolio Holdings66 Advisory Fee $3,448,205 Portfolio Turnover168%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227421
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Instl Class
Trading Symbol	SRFJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$131	1.29%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	2.36%	1.86%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 295,926,569
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,448,205
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,926,569 Number of Portfolio Holdings66 Advisory Fee $3,448,205 Portfolio Turnover168%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227420
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 50 Fund
Class Name	Investor Class
Trading Symbol	SRFNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-50-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.71%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 26, 2021)
Ocean Park Tactical Risk Spectrum 50 Fund	1.98%	1.48%
Morningstar Moderately Conservative Target Risk Index	7.97%	3.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 295,926,569
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 3,448,205
InvestmentCompanyPortfolioTurnover	168.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$295,926,569 Number of Portfolio Holdings66 Advisory Fee $3,448,205 Portfolio Turnover168%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	61.9%
Money Market Funds	6.5%
Open End Funds	31.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.5%
Alternative	2.7%
Money Market Funds	6.9%
Fixed Income	47.0%
Equity	49.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	20.8%
PIMCO Income Fund, Institutional Class	9.6%
First American Government Obligations Fund, Class X	6.9%
Invesco Senior Loan ETF	5.0%
Thornburg Strategic Income Fund, Class I	4.4%
Vanguard Growth ETF	4.3%
Vanguard Total Bond Market ETF	4.0%
iShares MSCI International Momentum Factor ETF	3.0%
JPMorgan Mortgage-Backed Securities ETF	2.7%
Avantis International Small Cap Value ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227426
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Instl Class
Trading Symbol	SRSJX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Instl Class	$132	1.31%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	2.17%	7.50%
Morningstar Moderate Target Risk Index	10.43%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,566,218
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 589,818
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,566,218 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$589,818 Portfolio Turnover217%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.9%
Money Market Funds	9.4%
Open End Funds	11.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	1.0%
Money Market Funds	10.3%
Fixed Income	28.7%
Equity	70.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	23.0%
First American Government Obligations Fund, Class X	10.3%
Vanguard Mid-Cap Growth ETF	7.2%
Vanguard Growth ETF	5.8%
Vanguard FTSE Emerging Markets ETF	5.1%
iShares MSCI International Momentum Factor ETF	3.7%
Avantis International Small Cap Value ETF	3.1%
Dimensional International Small Cap Value ETF	3.0%
First Trust Institutional Preferred Securities and Income ETF	2.9%
Dimensional International Value ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000227425
Shareholder Report [Line Items]
Fund Name	Ocean Park Tactical Risk Spectrum 70 Fund
Class Name	Investor Class
Trading Symbol	SRSNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-738-4363
Additional Information Website	https://www.oceanparkmutualfunds.com/tactical-risk-spectrum-70-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.71%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (March 31, 2023)
Ocean Park Tactical Risk Spectrum 70 Fund	1.82%	7.02%
Morningstar Moderate Target Risk Index	10.43%	12.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Mar. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,566,218
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 589,818
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,566,218 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$589,818 Portfolio Turnover217%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	78.9%
Money Market Funds	9.4%
Open End Funds	11.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.0%
Alternative	1.0%
Money Market Funds	10.3%
Fixed Income	28.7%
Equity	70.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio S&P 500 ETF	23.0%
First American Government Obligations Fund, Class X	10.3%
Vanguard Mid-Cap Growth ETF	7.2%
Vanguard Growth ETF	5.8%
Vanguard FTSE Emerging Markets ETF	5.1%
iShares MSCI International Momentum Factor ETF	3.7%
Avantis International Small Cap Value ETF	3.1%
Dimensional International Small Cap Value ETF	3.0%
First Trust Institutional Preferred Securities and Income ETF	2.9%
Dimensional International Value ETF	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.